DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of deferred charges

Deferred charges for the fiscal years ended July 31, 2019 and 2018 consist of the following:

	July 31, 2019		July 31, 2018
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$3,578,114	$1,076,694	$3,035,040	$1,264,427
Professional fees for leasing	151,704	77,302	193,122	105,018
Total	$3,729,818	$1,153,996	$3,228,162	$1,369,445

Schedule of estimated aggregate amortization expense

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Fiscal Year	Amortization
2020	$291,538
2021	$297,985
2022	$270,944
2023	$257,772
2024	$235,093